Significant events for the year ended December 31, 2024 and the three months ended March 31, 2025 and subsequent events	3 Months Ended
Mar. 31, 2025
Accounting Principles [Abstract]
Significant events for the year ended December 31, 2024 and the three months ended March 31, 2025 and subsequent events	Significant events for the year ended December 31, 2024 and the three months ended March 31, 2025 and subsequent events
Note 3.1. For the year ended December 31, 2024
Changes in management – February-December 2024
On February 7, 2024, the Group announced the appointment of Ana Sharma as Vice President, Global Head of Quality. Ms. Sharma
left the Group in November 2024.
On April 2, 2024, the Group announced the appointment of Camilla Soenderby as Independent Board Member and also a member of the Appointments and Compensation Committee. Ms. Soenderby replaces Santé Holdings S.R.L., represented by Mr. Paolo Rampulla, who will continue to contribute to the work of the Board of Directors as an observer alongside Mr. Maurizio PetitBon from Kreos
Capital/Blackrock.
In July 2024, the Group announced the appointment of Sylvie Grégoire as Independent Board Member, Chairman of the Board and also a member of the Audit Committee. Ms. Grégoire replaces Ms. Brosgart as Director, Mr. de Garidel as Chairman, and Mr. Hong as
member of the Audit Committee.
As the Group entered into the final stages of the ABTECT program and prepared to commence the Phase 2b ENHANCE-CD trial, Dr.
Fabio Cataldi was appointed as Chief Medical Officer, taking over from Dr. Sheldon Sloan, MD, M Bioethics.
Additionally, David Zhang, Ph.D joined the Group as Chief Strategy Officer. Dr. Zhang has internal responsibility for Biometrics,
Quality, HEOR and Regulatory.
Finally, the Group also announced that Chief Commercial Officer Michael Ferguson has left the organization to pursue other opportunities.
On November 13, 2024, the Group announced the appointment of Mark Stenhouse as Board Observer & Advisor to the Group.
On December 23, 2024, the Group announced the resignation of Dr. Philippe Pouletty, representative of Truffle Capital, as director of the Group, effective on December 31, 2024.
Share-based compensation plans  – February-September 2024
In February, March, May, July and September 2024, the Group issued seven free-share compensation plans to certain of its officers and employees, representing a maximum of 1,946,125 shares in the aggregate, the vesting of which is subject to the following service condition: 50% of the AGAs vest at the end of a two-year period from the allocation date, 25% at the end of a three-year period from the allocation date and 25% at the end of a four-year period from the allocation date (with the exception of the 20,000 2024-6 AGAs, whose vesting conditions are set forth in Note 14).
In March 2024, the Group granted its independent Board members the right to subscribe up to 77,820 share warrants (BSA) in the aggregate, the vesting of which is subject to a service condition of four years, by tranches of 25% each, vested on each anniversary date. All the BSAs have been subscribed.
The detailed terms and conditions and the accounting treatment of these plans are presented in Note 14 to the annual consolidated financial statements of the Group as of December 31, 2024 accompanying the Group’s annual report on Form 20-F for the year ended
December 31, 2024 filed with the Securities and Exchange Commission on March 24, 2025 (the “Annual Report”).
Drawdown of Tranches B and C of the Kreos / Claret Financing – March-June 2024
On March 28, 2024 and June 21, 2024, the Group drew down €25 million related to tranche B and €25 million related to tranche C of senior secured non-convertible bonds from the Kreos / Claret Financing.  These second and third tranches each consist of 25,000,000 senior secured non-convertible bonds with a par value of €1.00 each, that will not be listed on any market.
The detailed characteristics of these bond loans and their accounting treatments are set forth in Note 15.1 to the annual consolidated financial statements of the Group as of December 31, 2024 accompanying the Group’s Annual Report.
Bpifrance RNP-VIR and Carena conditional advances – June 2024
In June 2024, the Group and Bpifrance renegotiated the RNP-VIR and CARENA conditional advances:
•Under the RNP-VIR contract, the Group was eligible to receive up to €6.3 million in conditional advances to further develop methods for the discovery of new molecules for the treatment of viral infectious diseases through the development of the
“Modulation of RNA biogenesis” platform. Between September 2017 and November 2019, the Group had received repayable conditional advances amounting €4,032 thousands and subsidies amounting to €1,123 thousand in relation to the RNP-VIR project.
In June 2024, the Group and Bpifrance agreed to terminate the project due to technical failure. Bpifrance claimed the reimbursement of €1,241 thousand corresponding to overpayments of conditional advances and subsidies (for which the
Group had not incurred the corresponding R&D expenses) and agreed to waive 60% of the remaining advances of
€2,945 thousand and accrued interests, which resulted in a subsidy income of €1,872 thousand in the aggregate (see Note 18).
The outstanding amount was fully repaid by the Group during the last quarter of 2024.
•Under the CARENA agreement, the Group was eligible to receive up to €3,840 thousand to develop a therapeutic HIV treatment program with ABX464. Between December 2013 and June 2016, the Group had received repayable conditional advances amounting €2,187.
In June 2024, the Group and Bpifrance agreed to terminate the project due to technical failure. Bpifrance granted an additional amount of €1,068 thousand payable to the Group to reimburse additional expenses incurred as part of the project, and agreed to waive 60% of the remaining conditional advance of €3,255 thousand and accrued interests, which resulted in a subsidy income of €2,251 thousand in the aggregate (see Note 18). The outstanding amount was fully repaid by the Group during the last quarter of 2024.
Establishment of an At-the-Market ("ATM") Program on Nasdaq - November 2024
On November 19, 2024, the Group announced the implementation of an At-The-Market program (“ATM Program”) allowing the
Group to issue and sell, including with unsolicited investors who have expressed an interest, ordinary shares in the form of ADSs, each ADS representing one ordinary share, nominal value €0.01 per share, of the Group, with aggregate gross sales proceeds of up to
$150,000 thousand (subject to French regulatory limits and within the limits of the investors’ requests expressed in the context of the program), from time to time, pursuant to the terms of an equity distribution agreement with Piper Sandler & Co. (“Piper Sandler”), acting as sales agent. The timing of any issuances in the form of ADSs will depend on a variety of factors. The ATM Program will be effective until terminated in accordance with the equity distribution agreement or if ADSs representing the maximum gross sales proceeds have been sold thereunder. To the extent that ADSs are sold pursuant to the ATM Program, the Group currently intends to use the net proceeds (after deduction of fees and expenses), if any, of sales of ADSs issued under the ATM Program primarily to fund the research and development of the Group's product candidates, for working capital and general corporate purposes, at its discretion.
A shelf registration statement on Form F-3, including a base prospectus relating to the Group's securities and an equity distribution agreement prospectus relating to the ATM Program, was filed with the SEC and went into effect during 2024. The base prospectus provides for the potential sale of ADSs of the Group with aggregate gross sales proceeds of up to $350,000 thousand (including the
$150,000 thousand covered by the equity distribution agreement prospectus) to grant additional flexibility to the Group in connection with its financing strategy. The specific terms of any securities to be offered pursuant to the base prospectus will be specified in one or more prospectus supplements to the base prospectus. As of the date of issuance of our Annual Report, the Group has not utilized the
ATM Program.
Note 3.2. For the three-month period ended March 31, 2025
Share-based compensation plans – January-March 2025
In January 2025, the Group granted its independent Board members, as well as one of its Board Observers and Advisor, the right to subscribe up to 125,000 share warrants (BSA) in the aggregate, the vesting of which (if subscribed) is subject to a service condition of four years, by tranches of 25% each, vested on January, 1 of each year.
In February and March 2025, the Group issued five free-share compensation plans to certain of its officers and employees, representing a maximum of 4,540,727 shares in the aggregate, the vesting of which is subject to the following service condition: 50%
of the AGAs vest at the end of a two-year period from the allocation date, 25% at the end of a three-year period from the allocation date and 25% at the end of a four-year period from the allocation date (with the exception of the 123,102 2025-2 AGAs, which vest at the end of a two-year period from the allocation date). Moreover, the vesting of half of the 4,319,500 2025-1 AGAs is subject to the occurrence of a tender offer on the securities issued by the Group and resulting in a change of control of the Group before the second anniversary of the grant date. Finally, the vesting of 50,000 AGA 2025-5 is subject to the achievement of milestones related to clinical studies.
The detailed terms and conditions of these plans are set forth in Note 14.
Note 3.3. Subsequent events
Change in management – April 2025
On April 22, 2025, the Group announced the appointment of Dominik Höchli, MD to the Board of Directors of Abivax, effective immediately.
Completion of enrollment for the Phase 3 ABTECT trials in patients with moderately to severely active UC - April 2025
On April 29, 2025, the Group announced the completion of enrollment for the Phase 3 ABTECT trials in patients with moderately to severely active UC.
Share-based compensation plan  – April-May 2025
In April 2025, the Group granted to one of its Board members the right to subscribe up to 39,370 share warrants (BSA), the vesting of which is subject to a service condition of four years, by tranches of 25% each, vested on May, 1 of each year. The BSAs were subscribed in May 2025.